ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income (loss) before tax at beginning of period	$ (8,058)	$ (11,921)	$ (13,120)
Accumulated other comprehensive income (loss), tax effect at beginning of period	0
Accumulated other comprehensive income (loss) at beginning period	(8,058)
Terminated cash flow hedge	0
Disproportionate tax effects			(646)
Other comprehensive income (loss) before reclassifications	(2,901)	3,790	(169)
Amounts reclassified from AOCL	1,714	73	2,014
Net current period other comprehensive income	(1,187)	3,863	1,199
Accumulated other comprehensive income (loss) before tax at end of period		(8,058)	(11,921)
Accumulated other comprehensive income at end of period	(9,245)	(8,058)
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Net impairment loss recognized in earnings	26	339	760
Interest expense	(9,162)	(13,143)	(20,193)
Total reclassifications before tax	22,658	26,198	(20,412)
Tax expense (benefit)	(54,851)	0	(212)
Total reclassifications for the period, net of tax	77,509	26,198	(20,200)
Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period, net of tax	(1,714)	(73)	(1,368)
Unrealized Losses on Available For Sale Securities [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income (loss) before tax at beginning of period	(516)	(3,579)	(4,448)
Accumulated other comprehensive income (loss), tax effect at beginning of period	181
Accumulated other comprehensive income (loss) at beginning period	(335)
Terminated cash flow hedge	0
Disproportionate tax effects			0
Other comprehensive income (loss) before reclassifications	(2,877)	3,917	313
Amounts reclassified from AOCL	12	(854)	556
Net current period other comprehensive income	(2,865)	3,063	869
Accumulated other comprehensive income (loss) before tax at end of period		(516)	(3,579)
Accumulated other comprehensive income at end of period	(3,200)	(335)
Unrealized Losses on Available For Sale Securities [Member] | Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Net gains on securities	7	1,193	204
Net impairment loss recognized in earnings	(26)	(339)	(760)
Total reclassifications before tax	(19)	854	(556)
Tax expense (benefit)	(7)	0	0
Total reclassifications for the period, net of tax	(12)	854	(556)
Disproportionate Tax Effects from Securities Available for Sale [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income (loss) before tax at beginning of period	(5,617)	(5,617)	(5,313)
Accumulated other comprehensive income (loss), tax effect at beginning of period	(181)
Accumulated other comprehensive income (loss) at beginning period	(5,798)
Terminated cash flow hedge	0
Disproportionate tax effects			(304)
Other comprehensive income (loss) before reclassifications	0	0	0
Amounts reclassified from AOCL	0	0	0
Net current period other comprehensive income	0	0	(304)
Accumulated other comprehensive income (loss) before tax at end of period		(5,617)	(5,617)
Accumulated other comprehensive income at end of period	(5,798)	(5,798)
Disproportionate Tax Effects from Securities Available for Sale [Member] | Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Tax expense (benefit)			(304)
Unrealized Losses on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income (loss) before tax at beginning of period	(739)	(1,103)	(1,420)
Accumulated other comprehensive income (loss), tax effect at beginning of period	258
Accumulated other comprehensive income (loss) at beginning period	(481)
Terminated cash flow hedge	370
Disproportionate tax effects			0
Other comprehensive income (loss) before reclassifications	(24)	(127)	(482)
Amounts reclassified from AOCL	135	491	799
Net current period other comprehensive income	111	364	317
Accumulated other comprehensive income (loss) before tax at end of period		(739)	(1,103)
Accumulated other comprehensive income at end of period	0	(481)
Unrealized Losses on Cash Flow Hedges [Member] | Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Interest expense	(208)	(491)	(799)
Tax expense (benefit)	(73)	0	0
Total reclassifications for the period, net of tax	(135)	(491)	(799)
Unrealized Losses on Settled Derivatives [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income (loss) before tax at beginning of period	0	(436)	(1,095)
Accumulated other comprehensive income (loss), tax effect at beginning of period	0
Accumulated other comprehensive income (loss) at beginning period	0
Terminated cash flow hedge	(370)
Disproportionate tax effects			0
Other comprehensive income (loss) before reclassifications	0	0	0
Amounts reclassified from AOCL	123	436	659
Net current period other comprehensive income	123	436	659
Accumulated other comprehensive income (loss) before tax at end of period		0	(436)
Accumulated other comprehensive income at end of period	(247)	0
Unrealized Losses on Settled Derivatives [Member] | Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Interest expense	(189)	(436)	(659)
Tax expense (benefit)	(66)	0	0
Total reclassifications for the period, net of tax	(123)	(436)	(659)
Disproportionate Tax Effects from Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income (loss) before tax at beginning of period	(1,186)	(1,186)	(844)
Accumulated other comprehensive income (loss), tax effect at beginning of period	(258)
Accumulated other comprehensive income (loss) at beginning period	(1,444)
Terminated cash flow hedge	0
Disproportionate tax effects			(342)
Other comprehensive income (loss) before reclassifications	0	0	0
Amounts reclassified from AOCL	1,444	0	0
Net current period other comprehensive income	1,444	0	(342)
Accumulated other comprehensive income (loss) before tax at end of period		(1,186)	(1,186)
Accumulated other comprehensive income at end of period	0	(1,444)
Disproportionate Tax Effects from Cash Flow Hedges [Member] | Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Tax expense (benefit)	$ 1,444		$ (342)